UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07723

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Worldwide Health Sciences Portfolio

February 28, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value

Biotechnology — 30.0%
Actelion, Ltd.	348,000	$41,661,465
Amgen, Inc.	392,000	61,826,240
Biogen Idec, Inc.(1)	156,000	63,896,040
Celgene Corp.(1)	430,000	52,257,900
Celldex Therapeutics, Inc.(1)	116,600	2,977,964
Exact Sciences Corp.(1)	400,000	8,988,000
Forward Pharma A/S ADR(1)	162,600	3,785,328
Gilead Sciences, Inc.(1)	327,100	33,864,663
Incyte Corp.(1)	431,500	37,044,275
Infinity Pharmaceuticals, Inc.(1)	753,000	11,445,600
Ironwood Pharmaceuticals, Inc.(1)	1,900,000	29,355,000
Medivation, Inc.(1)	420,000	49,362,600
Neurocrine Biosciences, Inc.(1)	580,700	22,676,335
Ophthotech Corp.(1)	35,200	1,891,472
Portola Pharmaceuticals, Inc.(1)	475,700	18,114,656
Regeneron Pharmaceuticals, Inc.(1)	186,000	76,974,240

		$516,121,778

Health Care Distributors — 0.8%
McKesson Corp.	62,000	$14,179,400

		$14,179,400

Health Care Equipment — 12.4%
Boston Scientific Corp.(1)	1,680,000	$28,392,000
Insulet Corp.(1)	529,800	16,810,554
Intuitive Surgical, Inc.(1)	92,000	46,000,000
NuVasive, Inc.(1)	589,000	26,946,750
Smith and Nephew PLC	1,396,100	25,559,262
Stryker Corp.	171,000	16,202,250
Tornier NV(1)	1,000,000	24,440,000
Wright Medical Group, Inc.(1)	479,000	11,797,770
Zimmer Holdings, Inc.	137,000	16,493,430

		$212,642,016

Health Care Facilities — 3.9%
HCA Holdings, Inc.(1)	942,000	$67,390,680

		$67,390,680

Health Care Services — 1.3%
Express Scripts Holding Co.(1)	273,000	$23,147,670

		$23,147,670

Security	Shares	Value

Health Care Supplies — 2.9%
Cooper Cos., Inc. (The)	205,000	$33,613,850
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	18,912,900	15,580,208

		$49,194,058

Life Sciences Tools & Services — 7.0%
Agilent Technologies, Inc.	560,000	$23,637,600
Fluidigm Corp.(1)	653,000	28,862,600
Illumina, Inc.(1)	180,000	35,182,800
Thermo Fisher Scientific, Inc.	256,700	33,371,000

		$121,054,000

Managed Health Care — 4.1%
Health Net, Inc.(1)	640,000	$36,704,000
Molina Healthcare, Inc.(1)	520,000	33,118,800

		$69,822,800

Pharmaceuticals — 36.6%
AbbVie, Inc.	970,000	$58,685,000
Actavis PLC(1)	195,300	56,902,608
Allergan, Inc.	97,000	22,575,780
Astellas Pharma, Inc.	2,000,000	31,815,708
Bristol-Myers Squibb Co.	1,080,000	65,793,600
Chugai Pharmaceutical Co., Ltd.	1,050,000	31,988,227
Impax Laboratories, Inc.(1)	773,500	31,164,315
Merck & Co., Inc.	845,000	49,466,300
Nichi-Iko Pharmaceutical Co., Ltd.	485,000	9,760,450
Novartis AG	664,000	67,910,002
Ono Pharmaceutical Co., Ltd.	489,700	48,799,885
Perrigo Co. PLC	186,000	28,731,420
Roche Holding AG PC	105,000	28,611,384
Santen Pharmaceutical Co., Ltd.	140,000	9,392,087
Sawai Pharmaceutical Co., Ltd.	261,000	16,197,195
Shire PLC ADR	230,000	55,639,300
Teva Pharmaceutical Industries, Ltd. ADR	58,000	3,307,160
Towa Pharmaceutical Co., Ltd.	210,000	11,264,370

		$628,004,791

Total Common Stocks — 99.0% (identified cost $1,169,281,091)		$1,701,557,193

18	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2015

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$14,754	$14,753,514

Total Short-Term Investments (identified cost $14,753,514)		$14,753,514

Total Investments — 99.9% (identified cost $1,184,034,605)		$1,716,310,707

Other Assets, Less Liabilities — 0.1%		$1,603,203

Net Assets — 100.0%		$1,717,913,910

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	73.5%	$1,261,867,256
Japan	9.3	159,217,922
Switzerland	8.0	138,182,851
United Kingdom	4.7	81,198,562
Ireland	1.7	28,731,420
Netherlands	1.4	24,440,000
China	0.9	15,580,208
Denmark	0.2	3,785,328
Israel	0.2	3,307,160

Total Investments	99.9%	$1,716,310,707

19	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2015
Unaffiliated investments, at value (identified cost, $1,169,281,091)	$1,701,557,193
Affiliated investment, at value (identified cost, $14,753,514)	14,753,514
Cash	787
Foreign currency, at value (identified cost, $7,768)	5,452
Dividends receivable	558,304
Interest receivable from affiliated investment	2,804
Tax reclaims receivable	4,617,819
Total assets	$1,721,495,873

Liabilities
Payable for investments purchased	$2,341,988
Payable to affiliates:
Investment adviser fee	739,773
Management fee	411,635
Accrued expenses	88,567
Total liabilities	$3,581,963
Net Assets applicable to investors’ interest in Portfolio	$1,717,913,910

Sources of Net Assets
Investors’ capital	$1,185,667,746
Net unrealized appreciation	532,246,164
Total	$1,717,913,910

20	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2015
Dividends (net of foreign taxes, $146,664)	$4,539,666
Interest allocated from affiliated investment	19,588
Expenses allocated from affiliated investment	(1,974)
Total investment income	$4,557,280

Expenses
Investment adviser fee	$4,511,271
Management fee	2,551,164
Trustees’ fees and expenses	34,000
Custodian fee	182,578
Legal and accounting services	41,677
Miscellaneous	38,623
Total expenses	$7,359,313
Deduct —
Reduction of custodian fee	$20
Total expense reductions	$20

Net expenses	$7,359,293

Net investment loss	$(2,802,013)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$123,250,523
Investment transactions allocated from affiliated investment	155
Foreign currency transactions	(361,727)
Net realized gain	$122,888,951
Change in unrealized appreciation (depreciation) —
Investments	$88,453,177
Foreign currency	(209,769)
Net change in unrealized appreciation (depreciation)	$88,243,408

Net realized and unrealized gain	$211,132,359

Net increase in net assets from operations	$208,330,346

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Year Ended August 31, 2014
From operations —
Net investment income (loss)	$(2,802,013)	$2,195,182
Net realized gain from investment and foreign currency transactions	122,888,951	255,048,346
Net change in unrealized appreciation (depreciation) from investments and foreign currency	88,243,408	177,614,487
Net increase in net assets from operations	$208,330,346	$434,858,015
Capital transactions —
Contributions	$72,821,678	$31,241,292
Withdrawals	(51,916,665)	(106,571,449)
Net increase (decrease) in net assets from capital transactions	$20,905,013	$(75,330,157)

Net increase in net assets	$229,235,359	$359,527,858

Net Assets
At beginning of period	$1,488,678,551	$1,129,150,693
At end of period	$1,717,913,910	$1,488,678,551

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2015

Supplementary Data

	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2014	2013	2012	2011		2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.94	%(2)	0.92%	0.81%	0.80%	1.21	%(3)	1.32%
Net investment income (loss)	(0.36	)%(2)	0.17%	0.97%	1.24%	0.85	%(4)	(0.21)%
Portfolio Turnover	27	%(5)	57%	51%	63%	43%		48%
Total Return	13.86	%(5)	40.05%	24.99%	16.99%	14.00%		5.22%
Net assets, end of period (000’s omitted)	$1,717,914		$1,488,679	$1,129,151	$1,018,497	$1,025,530		$1,048,273

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

(4)	Includes special dividends equal to 0.68% of average daily net assets.

(5)	Not annualized.

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2015, Eaton Vance Worldwide Health Sciences Fund held a 99.8% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Worldwide Health Sciences Portfolio

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $500 million, 0.47% on net assets of $500 million but less than $1 billion, 0.43% on net assets of $1 billion but less than $1.5 billion, 0.40% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more, and is payable monthly. In addition, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.15% of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the six months ended February 28, 2015, the Portfolio’s investment adviser fee, including an upward performance adjustment of $872,016, amounted to $4,511,271 or 0.57% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The management fee is earned by EVM as compensation for administrative, compliance and oversight services rendered to the Portfolio. Pursuant to the management agreement and subsequent fee reduction agreement between the Portfolio and EVM, the fee is computed at an annual rate of 0.375% of the Portfolio’s average daily net assets up to $500 million, 0.32% on net assets of $500 million but less than $1 billion, 0.29% on net assets of $1 billion but less than $1.5 billion, 0.26% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion or more. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of EVM or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended February 28, 2015, the management fee amounted to $2,551,164 or 0.32% (annualized) of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of OrbiMed’s or EVM’s organizations receive remuneration for their services to the Portfolio out of the investment adviser or management fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $443,813,271 and $423,480,175, respectively, for the six months ended February 28, 2015.

25

Worldwide Health Sciences Portfolio

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,188,030,363

Gross unrealized appreciation	$550,517,351
Gross unrealized depreciation	(22,237,007)

Net unrealized appreciation	$528,280,344

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2015.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Concentration of Risk

As the Portfolio concentrates its investments in the health sciences industry, it will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Worldwide Health Sciences Portfolio

February 28, 2015

Notes to Financial Statements (Unaudited) — continued

At February 28, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Biotechnology	$474,460,313	$41,661,465		$—	$516,121,778
Health Care Distributors	14,179,400	—		—	14,179,400
Health Care Equipment	187,082,754	25,559,262		—	212,642,016
Health Care Facilities	67,390,680	—		—	67,390,680
Health Care Services	23,147,670	—		—	23,147,670
Health Care Supplies	33,613,850	15,580,208		—	49,194,058
Life Sciences Tools & Services	121,054,000	—		—	121,054,000
Managed Health Care	69,822,800	—		—	69,822,800
Pharmaceuticals	372,265,483	255,739,308		—	628,004,791

Total Common Stocks	$1,363,016,950	$338,540,243	*	$—	$1,701,557,193

Short-Term Investments	$—	$14,753,514		$—	$14,753,514

Total Investments	$1,363,016,950	$353,293,757		$—	$1,716,310,707

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2015

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Worldwide Health Sciences Portfolio

Samuel D. Isaly

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Worldwide Health Sciences Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Sponsor and Manager of

Worldwide Health Sciences Portfolio and

Administrator of Eaton Vance Worldwide Health

Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio

OrbiMed Advisors LLC

601 Lexington Avenue

54th Floor

New York, NY 10022-4629

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707    2.28.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date: April 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: April 13, 2015

By:	/s/ Samuel D. Isaly
Samuel D. Isaly
President

Date: April 13, 2015